OTHER SIGNIFICANT EVENTS DURING THE PERIOD	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
OTHER SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 9:-	OTHER SIGNIFICANT EVENTS DURING THE PERIOD

a.	In January 2025, the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO (the “CEO IPO Bonus”).

In January 2025, the Company granted the CEO and Oren Elmaliach, its Director of Finance, 318,856 share options and 27,681 share options, respectively, to purchase 346,537 Class Ordinary Shares at an exercise price of $6.05. The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.

In March 2025, the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66). In August 2025, following the consummation of the IPO, the Company paid the CEO the CEO IPO Bonus (see Note 12(h)).

b.	On March 17, 2025, the shareholders approved the following changes to the Company’s share capital, which took place on August 12, 2025, or the effective date of the registration statement on Form F-1 in connection with the IPO:

1.	All shares of Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares were converted into Class Ordinary Shares on a ratio of 1-for-1;

2.	The par value of its Class Ordinary Shares was changed so that the Class Ordinary Shares have no par value; and

3.	The Company’s increased the authorized Class Ordinary Shares by 9,536 thousand shares. Following the increase, the Company’s authorized capital shares consisted of 22,802,000 shares of Class Ordinary Shares, no par value.